                   MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                     August 31, 2006

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:  Morgan Stanley Global Dividend Growth Securities
     File Nos. - 333-83234; 811-21042
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August
28, 2006.

                                                    Very truly yours,

                                                    /s/ Edward J. Meehan
                                                    ---------------------------
                                                    Edward J. Meehan
                                                    Assistant Secretary

Enclosures
cc:  Amy R. Doberman